UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.2%
	BASIC MATERIALS — 1.6%
3,753	Celanese Corp.	$351,806
6,477	International Paper Co.[1]	239,390
		591,196
	COMMUNICATIONS — 13.8%
458	Alphabet, Inc. - Class A*	613,377
153	Alphabet, Inc. - Class C*	204,917
472	Amazon.com, Inc.*	889,130
13,633	AT&T, Inc.	480,154
13,549	Ciena Corp.*,1	520,959
12,672	Cisco Systems, Inc.	505,993
1,809	Facebook, Inc. - Class A*	348,178
4,016	Nice Ltd. - ADR*,1,2	657,941
3,507	T-Mobile US, Inc.*,1	316,191
1,126	VeriSign, Inc.*,1	213,659
3,479	Walt Disney Co.	409,304
		5,159,803
	CONSUMER, CYCLICAL — 8.3%
5,431	Best Buy Co., Inc.	410,855
1,443	Churchill Downs, Inc.[1]	181,299
1,830	Darden Restaurants, Inc.	178,425
4,209	Herman Miller, Inc.	144,116
3,032	Home Depot, Inc.	660,491
4,016	MDC Holdings, Inc.	157,990
3,253	NIKE, Inc. - Class B	290,753
7,071	PulteGroup, Inc.	284,254
5,996	Starbucks Corp.	470,266
679	Vail Resorts, Inc.[1]	144,362
1,810	Walmart, Inc.	194,901
		3,117,712
	CONSUMER, NON-CYCLICAL — 23.1%
2,574	Amedisys, Inc.*	447,902
2,037	Amgen, Inc.	406,850
3,464	Baxter International, Inc.	289,140
1,559	Biogen, Inc.*	480,780
4,524	Bristol-Myers Squibb Co.	267,188

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,154	Cintas Corp.[1]	$307,818
3,338	Colgate-Palmolive Co.	225,549
3,280	CVS Health Corp.	194,110
2,546	Danaher Corp.[1]	368,101
1,273	Edwards Lifesciences Corp.*	260,761
962	FleetCor Technologies, Inc.*,1	255,690
3,903	Hershey Co.	561,993
3,434	Johnson & Johnson	461,804
1,669	Laboratory Corp. of America Holdings*,1	293,227
9,843	Merck & Co., Inc.	753,580
1,188	Molina Healthcare, Inc.*	145,589
1,366	Moody's Corp.[1]	327,881
5,714	PepsiCo, Inc.[1]	754,419
4,299	Pfizer, Inc.	143,673
6,309	Procter & Gamble Co.	714,368
1,414	Stryker Corp.	269,494
1,867	UnitedHealth Group, Inc.	476,010
1,041	Vertex Pharmaceuticals, Inc.*	233,215
		8,639,142
	ENERGY — 2.9%
5,346	Chevron Corp.	498,996
3,083	Diamondback Energy, Inc.[1]	191,146
8,542	Royal Dutch Shell PLC - Class B - ADR[1,2]	380,375
		1,070,517
	FINANCIAL — 16.3%
7,015	American Express Co.	771,159
2,534	Ameriprise Financial, Inc.	358,054
1,301	Assurant, Inc.[1]	156,888
24,071	Bank of America Corp.	686,023
404	BlackRock, Inc.	187,056
2,461	Crown Castle International Corp. - REIT	352,637
3,878	Equity LifeStyle Properties, Inc. - REIT[1]	264,984
3,875	Gaming and Leisure Properties, Inc. - REIT[1]	173,096
10,550	Hartford Financial Services Group, Inc.	526,973
2,433	JPMorgan Chase & Co.	282,496
18,837	KeyCorp	307,985

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
4,384	Marsh & McLennan Cos., Inc.	$458,391
8,005	MetLife, Inc.[1]	341,974
1,748	Mid-America Apartment Communities, Inc. - REIT[1]	225,946
7,694	Service Properties Trust - REIT[1]	139,108
1,004	Simon Property Group, Inc. - REIT	123,572
6,474	State Street Corp.	440,944
1,535	Travelers Cos., Inc.[1]	183,908
2,857	Western Alliance Bancorp	131,536
		6,112,730
	INDUSTRIAL — 9.0%
3,281	Caterpillar, Inc.	407,631
2,246	FedEx Corp.	317,068
2,829	Honeywell International, Inc.[1]	458,779
1,621	Lockheed Martin Corp.	599,559
2,942	Raytheon Co.	554,744
4,500	Republic Services, Inc.	406,170
2,404	Tetra Tech, Inc.[1]	194,411
2,065	Woodward, Inc.[1]	213,108
2,631	Xylem, Inc.[1]	203,482
		3,354,952
	TECHNOLOGY — 19.6%
3,380	Accenture PLC - Class A2	610,394
1,889	ANSYS, Inc.*,1	457,497
3,309	Apple, Inc.	904,548
5,915	Applied Materials, Inc.	343,780
1,318	CACI International, Inc. - Class A*	322,936
3,479	Cadence Design Systems, Inc.*	230,101
8,599	Fortinet, Inc.*,1	877,614
12,417	Intel Corp.	689,392
905	Intuit, Inc.	240,594
2,291	Manhattan Associates, Inc.*,1	154,322
8,344	Micron Technology, Inc.*,1	438,561
6,644	Microsoft Corp.	1,076,394
1,143	NVIDIA Corp.	308,690
3,612	Skyworks Solutions, Inc.[1]	361,850

Zacks All-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
2,461	Synopsys, Inc.*	$339,446
		7,356,119
	UTILITIES — 4.6%
4,990	American Electric Power Co., Inc.	445,408
3,253	American States Water Co.[1]	249,147
7,467	California Water Service Group[1]	358,117
9,702	CenterPoint Energy, Inc.	223,340
4,469	Hawaiian Electric Industries, Inc.[1]	191,452
4,441	Southern Co.	268,059
		1,735,523
	TOTAL COMMON STOCKS
	(Cost $29,716,840)	37,137,694
	SHORT-TERM INVESTMENTS — 24.4%

Units
COLLATERAL FOR SECURITIES LOANED — 23.4%
8,772,136	Securities Lending Fund II, LLC [3]	8,772,136

Principal Amount
$368,289	UMB Money Market Fiduciary, 0.25% [4]	368,289
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,140,425)	9,140,425
	TOTAL INVESTMENTS — 123.6%
	(Cost $38,857,265)	46,278,119
	Liabilities in Excess of Other Assets — (23.6)%	(8,821,750)
	TOTAL NET ASSETS — 100.0%	$37,456,369

ADR — American Depository Receipt

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $8,582,560 at February 29, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.0%
	BASIC MATERIALS — 1.6%
15,522	Innospec, Inc.[1]	$1,343,274
	COMMUNICATIONS — 1.6%
19,841	A10 Networks, Inc.*	133,133
38,557	ChannelAdvisor Corp.*	367,063
7,036	ePlus, Inc.*	533,047
23,170	EW Scripps Co. - Class A1	275,723
		1,308,966
	CONSUMER, CYCLICAL — 13.4%
31,073	Cannae Holdings, Inc.*	1,158,712
12,571	Douglas Dynamics, Inc.	547,216
99,951	Everi Holdings, Inc.*	1,039,490
75,125	Forestar Group, Inc.*	1,343,986
26,960	H&E Equipment Services, Inc.	640,570
22,149	Installed Building Products, Inc.*	1,462,941
6,480	Johnson Outdoors, Inc. - Class A1	404,417
20,925	Knoll, Inc.	369,117
32,239	Lindblad Expeditions Holdings, Inc.*,1	383,644
102,300	Modine Manufacturing Co.*	763,158
33,194	PC Connection, Inc.[1]	1,350,000
17,640	Red Rock Resorts, Inc. - Class A1	363,560
5,917	SkyWest, Inc.[1]	268,632
5,138	UniFirst Corp.[1]	954,692
		11,050,135
	CONSUMER, NON-CYCLICAL — 25.6%
8,362	Amedisys, Inc.*,1	1,455,072
15,954	BG Staffing, Inc.[1]	246,011
89,887	Brookdale Senior Living, Inc.*,1	590,558
47,600	CBIZ, Inc.*,1	1,239,504
10,948	CRA International, Inc.	509,191
46,640	Darling Ingredients, Inc.*,1	1,198,648
9,880	Ensign Group, Inc.[1]	439,660
25,094	EVERTEC, Inc.[2]	744,790
6,024	Haemonetics Corp.*,1	652,580
13,837	Hanger, Inc.*,1	319,220
2,750	Helen of Troy Ltd.*,1,2	452,650
27,713	Herc Holdings, Inc.*	1,016,513

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
7,129	Huron Consulting Group, Inc.*,1	$423,035
10,387	Integer Holdings Corp.*,1	936,596
209,708	Jounce Therapeutics, Inc.*	947,880
43,465	MeiraGTx Holdings plc*,2	704,133
1,034	Nevro Corp.*	134,575
5,914	Novocure Ltd.*,1,2	430,243
119,427	Oxford Immunotec Global PLC*,2	1,574,048
34,923	Performance Food Group Co.*,1	1,480,735
60,444	Select Medical Holdings Corp.*,1	1,447,029
67,923	Simply Good Foods Co.*	1,498,381
41,754	SP Plus Corp.*	1,524,438
4,235	Surmodics, Inc.*	147,844
9,487	Syneos Health, Inc.*,1	601,001
36,041	Verrica Pharmaceuticals, Inc.*	427,807
		21,142,142
	FINANCIAL — 23.5%
30,525	BancFirst Corp.[1]	1,565,933
10,126	Business First Bancshares, Inc.	243,733
6,950	Consolidated-Tomoka Land Co.	399,695
35,000	Farmers National Banc Corp.	526,050
44,772	First Defiance Financial Corp.	1,070,722
12,263	First Mid Bancshares, Inc.	345,449
23,444	First of Long Island Corp.	485,525
93,793	Global Medical REIT, Inc. - REIT[1]	1,310,288
39,980	Hilltop Holdings, Inc.[1]	832,783
123,181	MGIC Investment Corp.[1]	1,481,867
8,882	NMI Holdings, Inc. - Class A*	207,306
14,493	Office Properties Income Trust - REIT[1]	422,181
79,370	Old Second Bancorp, Inc.[1]	844,497
38,037	PennyMac Financial Services, Inc.[1]	1,341,185
68,566	Radian Group, Inc.[1]	1,456,342
12,555	Republic Bancorp, Inc. - Class A1	448,716
47,100	Retail Value, Inc. - REIT[1]	1,308,909
30,958	Safehold, Inc. - REIT[1]	1,690,926
32,658	Sculptor Capital Management, Inc.[1]	740,683
6,335	Southern First Bancshares, Inc.*	241,490

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
42,171	Southern National Bancorp of Virginia, Inc.	$598,406
7,600	Towne Bank/Portsmouth VA	175,256
25,715	Walker & Dunlop, Inc.[1]	1,667,618
		19,405,560
	INDUSTRIAL — 21.1%
5,000	American Woodmark Corp.*,1	418,850
34,952	Atkore International Group, Inc.*	1,290,078
30,446	Boise Cascade Co.	1,080,224
21,810	Builders FirstSource, Inc.*,1	495,305
8,415	Comfort Systems USA, Inc.	355,281
227,084	Costamare, Inc.[1,2]	1,482,859
22,946	CSW Industrials, Inc.	1,510,765
19,738	EMCOR Group, Inc.[1]	1,518,247
42,629	Gorman-Rupp Co.	1,363,702
12,370	Heritage-Crystal Clean, Inc.*,1	325,702
20,531	Lawson Products, Inc.*	821,240
17,368	Moog, Inc. - Class A	1,339,420
25,084	Mueller Industries, Inc.	701,850
80,110	Mueller Water Products, Inc. - Class A	877,204
14,303	Northwest Pipe Co.*	451,260
4,679	Plexus Corp.*,1	310,452
20,262	Raven Industries, Inc.[1]	581,722
18,190	Sanmina Corp.*	478,215
26,111	Teekay Tankers Ltd. - Class A*,2	432,137
15,451	Woodward, Inc.	1,594,543
		17,429,056
	TECHNOLOGY — 11.2%
44,568	ACM Research, Inc. - Class A*,1	1,557,652
61,692	American Software, Inc. - Class A	1,014,834
8,614	Aspen Technology, Inc.*,1	917,477
24,446	Benefitfocus, Inc.*	305,086
6,217	CACI International, Inc. - Class A*	1,523,289
23,860	CEVA, Inc.*	677,863
22,408	Cornerstone OnDemand, Inc.*	919,400
2,282	Lumentum Holdings, Inc.*	177,585
21,843	Progress Software Corp.	814,526

Zacks Small-Cap Core Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
51,890	SecureWorks Corp. - Class A*	$720,752
11,304	SPS Commerce, Inc.*,1	594,590
		9,223,054
	UTILITIES — 2.0%
25,970	Otter Tail Corp.[1]	1,262,402
12,613	RGC Resources, Inc.	346,227
		1,608,629
	TOTAL COMMON STOCKS
	(Cost $83,359,716)	82,510,816
	SHORT-TERM INVESTMENTS — 24.9%

Units
	COLLATERAL FOR SECURITIES LOANED — 24.9%
20,496,008	Securities Lending Fund II, LLC [3]	20,496,008
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,496,008)	20,496,008
	TOTAL INVESTMENTS — 124.9%
	(Cost $103,855,724)	103,006,824
	Liabilities in Excess of Other Assets — (24.9)%	(20,535,776)
	TOTAL NET ASSETS — 100.0%	$82,471,048

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $18,786,287 at February 29, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.

See accompanying Notes to Schedule of Investments.

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	BASIC MATERIALS — 4.4%
5,828	Air Products & Chemicals, Inc.	$1,279,887
10,257	Eastman Chemical Co.	630,908
12,355	International Paper Co.[1]	456,641
10,257	LyondellBasell Industries N.V. - Class A2	732,965
20,048	Steel Dynamics, Inc.	533,878
		3,634,279
	COMMUNICATIONS — 9.0%
48,023	AT&T, Inc.	1,691,370
37,766	Cisco Systems, Inc.	1,507,997
12,589	Comcast Corp. - Class A	508,973
20,282	Thomson Reuters Corp.[1,2]	1,510,603
40,097	Verizon Communications, Inc.	2,171,654
		7,390,597
	CONSUMER, CYCLICAL — 6.8%
92,789	Ford Motor Co.[1]	645,812
12,355	Home Depot, Inc.	2,691,413
20,981	Walmart, Inc.	2,259,234
		5,596,459
	CONSUMER, NON-CYCLICAL — 25.0%
12,589	AbbVie, Inc.	1,079,003
18,650	Altria Group, Inc.	752,901
5,129	Amgen, Inc.	1,024,415
27,508	Coca-Cola Co.	1,471,403
17,484	CVS Health Corp.	1,034,703
15,852	Gilead Sciences, Inc.	1,099,495
16,785	Johnson & Johnson	2,257,247
14,687	Medtronic PLC[2]	1,478,540
19,815	Merck & Co., Inc.	1,517,036
23,778	Mondelez International, Inc. - Class A	1,255,478
14,220	PepsiCo, Inc.	1,877,467
53,152	Pfizer, Inc.	1,776,340
19,582	Philip Morris International, Inc.	1,603,178
20,981	Procter & Gamble Co.	2,375,679
		20,602,885

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 8.3%
17,484	Chevron Corp.	$1,631,956
27,508	Exxon Mobil Corp.	1,415,011
69,470	Kinder Morgan, Inc.	1,331,740
14,687	Phillips 66	1,099,469
12,589	Schlumberger Ltd.[2]	341,036
15,619	Valero Energy Corp.[1]	1,034,759
		6,853,971
	FINANCIAL — 29.4%
28,907	Aflac, Inc.	1,238,665
11,190	Ameriprise Financial, Inc.	1,581,147
17,251	Arthur J. Gallagher & Co.	1,681,800
26,809	Bank of America Corp.	764,056
3,031	BlackRock, Inc.	1,403,383
11,889	Citigroup, Inc.	754,476
14,220	Crown Castle International Corp. - REIT	2,037,584
51,054	Huntington Bancshares, Inc.	626,432
19,815	JPMorgan Chase & Co.	2,300,720
65,274	KeyCorp	1,067,230
31,238	MetLife, Inc.	1,334,487
6,994	PNC Financial Services Group, Inc.[1]	884,042
14,920	Prologis, Inc. - REIT	1,257,458
20,748	Prudential Financial, Inc.[1]	1,565,437
36,833	U.S. Bancorp	1,710,524
19,349	Ventas, Inc. - REIT	1,040,396
44,293	Wells Fargo & Co.	1,809,369
15,400	WP Carey, Inc. - REIT	1,192,114
		24,249,320
	INDUSTRIAL — 3.5%
9,325	Caterpillar, Inc.	1,158,538
10,024	Emerson Electric Co.	642,639
2,797	Lockheed Martin Corp.	1,034,526
		2,835,703
	TECHNOLOGY — 7.3%
1,865	Broadcom, Inc.	508,436
68,071	HP, Inc.	1,415,196

Zacks Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
34,502	Intel Corp.	$1,915,551
3,963	International Business Machines Corp.[1]	515,785
10,390	Microsoft Corp.	1,683,284
		6,038,252
	UTILITIES — 3.4%
14,454	American Electric Power Co., Inc.	1,290,164
25,177	Southern Co.	1,519,684
		2,809,848
	TOTAL COMMON STOCKS
	(Cost $78,029,655)	80,011,314
	SHORT-TERM INVESTMENTS — 8.7%

Units
COLLATERAL FOR SECURITIES LOANED — 5.8%
4,807,770	Securities Lending Fund II, LLC [3]	4,807,770

Principal Amount
$2,385,405	UMB Money Market Fiduciary, 0.25% [4]	2,385,405
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,193,175)	7,193,175
	TOTAL INVESTMENTS — 105.8%
	(Cost $85,222,830)	87,204,489
	Liabilities in Excess of Other Assets — (5.8)%	(4,799,051)
	TOTAL NET ASSETS — 100.0%	$82,405,438

PLC — Public Limited Company

REIT — Real Estate Investment Trusts

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $4,695,088 at February 29, 2020.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 29, 2020 (Unaudited)

(b) Short Sales

The Zacks Small Cap Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(c) Securities Lending

The Funds have entered into a securities lending agreement with BMO Harris Bank N.A. (“BMO”). Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash or other securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (“Government Securities”) at all times equal to at least 102% (105% for foreign securities) of the market value on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted so that the market value of the collateral is not less than the initial margin requirement. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investments of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations.

As of February 29, 2020, the Funds loaned securities which were collateralized by cash and other securities. The value of the securities on loan and the value of the related collateral were as follows:

Fund	Value of Securities Loaned	Value of Collateral*
All-Cap Core Fund	$8,582,560	$8,772,136
Small-Cap Core Fund	$18,786,287	$20,496,008
Dividend Fund	$4,695,088	$4,807,770

*	The Funds hold units of Securities Lending Fund II, LLC as collateral on securities loaned. The Securities Lending Fund II, LLC was established for the investment and reinvestment of cash collateral on behalf of the Funds pursuant to BMO’s Securities Lending Program.

Zacks Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

February 29, 2020 (Unaudited)

Note 3 – Federal Income Taxes

At February 29, 2020, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Small-Cap Core Fund	Dividend Fund
Cost of investments	$38,912,663	$103,885,231	$85,270,142

Gross unrealized appreciation	$8,589,658	$5,820,435	$8,867,808
Gross unrealized depreciation	(1,224,202)	(6,698,842)	(6,933,461)
Net unrealized appreciation (depreciation) on investments	$7,365,456	$(878,407)	$1,934,347

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$37,137,694	$-	$-	$37,137,694
Short-Term Investments	9,140,425	-	-	9,140,425
Total Investments	$46,278,119	$-	$-	$46,278,119

Small-Cap Core Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$82,510,816	$-	$-	$82,510,816
Short-Term Investments	20,496,008	-	-	20,496,008
Total Investments	$103,006,824	$-	$-	$103,006,824

Dividend Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$80,011,314	$-	$-	$80,011,314
Short-Term Investments	7,193,175	-	-	7,193,175
Total Investments	$87,204,489	$-	$-	$87,204,489

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/29/2020

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/29/2020

* Print the name and title of each signing officer under his or her signature.